UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT

                                 April 30, 2005

                                  SYNOVUS FUNDS

                               [Graphic Omitted]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

                              [Graphic Omitted](R)

                                     SYNOVUS
                                    FUNDS(SM)

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SYNOVUS FUNDS
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Table of Contents

Letter to Shareholders....................................................     1

Manager Comments:

   Large Cap Core Equity Fund.............................................     2

   Mid Cap Value Fund.....................................................     3

   Intermediate-Term Bond Fund............................................     4

   Georgia Municipal Bond Fund............................................     5

Statements of Net Assets:

   Large Cap Core Equity Fund.............................................     6

   Mid Cap Value Fund.....................................................     9

   Intermediate-Term Bond Fund............................................    11

   Georgia Municipal Bond Fund............................................    13

Statements of Operations..................................................    17

Statements of Changes in Net Assets.......................................    18

Financial Highlights......................................................    20

Notes to Financial Statements.............................................    22

Disclosure of Fund Expenses...............................................    29

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-330-1111; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

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SYNOVUS FUNDS
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                                                               [Graphic Omitted]

Letter to Shareholders
APRIL 30, 2005

Domestic equity and fixed-income markets have, so far in 2005, not kept pace with their respective historical average returns and serve as healthy reminders that good, old fashioned asset allocation is as important today as ever. Our 2004 forecast for more moderate returns in both stocks and bonds, as well as an increase in the difficulty of predicting rapidly changing global shifts, has indeed come home to roost. Investors with properly diversified portfolios have been able to mitigate these obstacles, and will, in our opinion, continue to benefit from a well thought out asset allocation strategy.

With the rise in interest rates, the U.S. stock market began to weigh heavy with the idea that Federal Open Market Committee actions might cause an economic slowdown and a subsequent reduction in corporate earnings. Equity returns have been negative through April as the market has been discounting the economy's ability to grow Gross Domestic Product in a rising interest rate environment. The market is also beginning to doubt the ability of the consumer to continue carrying the economy especially in light of increases in the over night lending rate. While discretionary income is still ahead of discretionary spending, higher energy prices could also begin to have a real effect on households if higher short-term rates work their way into higher mortgage rates or become a drag on corporate profits, possibly affecting employment.

Interest rates hikes have affected the "under 10 year" part of the curve negatively in 2005 but surprisingly have had the opposite affect on longer bonds. The bond market is signaling to the Federal Reserve its belief that inflation is not as much of a problem as the Fed believes and that its accommodative posture could in fact cause an economic slowdown. Prevailing interest rates in the bond market have embedded within them expectations about the future and to the extent that they are correct, are leading indicators of the level of future interest rates in much the same way that the stock market is a leading indicator of future economic activity. The Federal Reserve's open market committee targets inflation, a lagging indicator, as the mechanism for keeping economic growth alive yet controlled. At present, there seems to be some convergence of the minds as the bond market has begun to pause its long bond rally and adopt a wait and see attitude.

Economic data is still, for the most part, supportive of a strong economy but housing starts and building permits, and industrial production are beginning to plateau. Consumer prices and producer prices are higher in 2005 and are most likely beginning to influence the statistics, at least in moderate fashion. Our forecast for the remainder of 2005 includes continued economic growth for the U.S economy but in the range of 3% to 3.25% for the year. Oil prices, which have been stubbornly high, are beginning to stabilize and we believe they will settle out in the $48 a barrel range, minimally affecting economic growth. Globally, Asia is likely to continue suffering from a slow growth environment, Europe could see a pick-up over the forecasted 3% level for the year, and India and China should remain strong, albeit less so than 2004, but experiencing 5% to 8% growth, respectively, for 2005.

To sum it up, our efforts to continue using proven, long term investment strategies will be the focus of the investment management team serving the Synovus Funds. Rapidly changing markets and worldwide uncertainties should encourage investors to seek a disciplined approach for their wealth building efforts and our team is there to help achieve each individual shareholder's investment objective.


William G. Perkins
President and CEO
Synovus Investment Advisors, Inc.


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                                                                               1
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Large Cap Core Equity Fund
MANAGER COMMENTS APRIL 30, 2005

The stock market's fortune during the past six months is very similar to its own experience during the same time period one year ago. The market ended 2003 on a very positive note buoyed by strong economic and earnings reports. As 2004 began to unfold, investors lost focus on the profit picture and turned their attention to inflation/interest rate concerns causing the market to trade flat. The past six months have followed a similar trend as 2004 ended on another positive note on the back of an uncontested election and continued economic/ earnings success. This was followed by a lackluster start to 2005 as investors began to grow increasingly concerned about the strength of the economy. Both time periods exemplify quick halts to market momentum; however, one big difference exists that sets the two time periods apart--the price of oil.

Over the past 18 months, crude oil futures have more than doubled from roughly $25/barrel at the beginning of November 2003 to almost $50/barrel at the end of April 2005. Reasons for the move upward in prices are plentiful and as described in this same space six months ago the impact on companies and consumers is real. This impact has carried over to the equity markets. In fact, the market seems fixated on the day-to-day change in oil prices and it appears that in the recent past the stock market's performance has become strongly correlated to the price of oil. Not that it comes as a surprise, but it begs a troubling question--at what level do oil prices have to stabilize before investors are willing to turn their attention elsewhere?

We do not have to look far to find the market leaders in this environment. Energy stocks have continued their strong run on record profits; however, behind the headlines other important changes have unfolded in the past few months. Economic-sensitive sectors that have enjoyed success over the past year have weakened. These include industrials, basic materials, and consumer discretionary. Defensive sectors including Health Care, Consumer Staples, and Utilities, on the other hand, have strengthened on a relative basis.

To be fair, oil is not the only antagonist causing concern in the market place today. The flattening of the yield curve, reduced fiscal stimulus, and a volatile job market are a few among other factors that are weighing heavy on investors' minds. The good news with weakness in the market is that opportunity looms. Valuations of some groups have started to look very compelling. Confirmation that our economy is not slipping significantly should help stabilize any continued near-term downward moves. Once earnings momentum resumes, patient investors should be rewarded.

Going forward, we will continue with our approach of seeking out high quality companies operating within favorable industry conditions and building and maintaining a core portfolio balanced between growth and value styles. Our chief concern is, and always has been, managing this Fund with the best characteristics for risk and return available to our shareholders.


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2
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                                                               [Graphic Omitted]

Mid Cap Value Fund
MANAGER COMMENTS APRIL 30, 2005

MARKET ENVIRONMENT

While Mid Cap stocks performed well during the period, most of the return was generated within the first two months. Subsequent months have been more volatile. Market participants have focused on mixed economic statistics as well as the price of oil while watching for an indication that the Federal Reserve will soon finish raising short term rates.

INVESTMENT DISCUSSION

The Fund has had the largest sector weights in Energy, Basic Industry and Health Care, all sectors that did well during the period. Strong contributors to performance in particular were Fund holdings in Managed Care, Oil Service, Refining and Agricultural commodities.

The Fund's performance was generated with less market exposure than that of comparable market benchmarks. We continue to remain cautious as we position the Fund. Specifically, we have been averse to significant exposures to the consumer or to rising interest rates. We also remain disciplined on price as we add new investments to the portfolio.

We scaled back and eliminated a number of positions during the past six months and, while a good portion of the cash has been redeployed, the reinvestment of the Fund's cash will continue in the next few months.

INVESTMENT OUTLOOK

Recent market headwinds are unlikely to permit any meaningful sustained advance in the equity market unless or until a new series of data points suggests that investors' recent concerns are not warranted.

Investors would likely take comfort from materially lower oil prices or signs that domestic economic growth is merely slowing to a healthy, albeit slower rate of expansion. A plateau or decline in the various inflation indices would also be well received as would a stable to rising dollar. Sentiment has been sufficiently rattled, however, that it will probably require a combination of these factors to reassure investors.

The increased level of market volatility should continue to produce opportunities to build or add to existing positions for the Fund in businesses we have identified as having exceptional long-term potential. These include, but are not limited to, investments in the cable industry, companies in the health care field that will benefit as providers of solutions to the problem of escalating healthcare costs, as well as special situations in media and transportation where the intrinsic worth of unique assets is not being properly valued.

We continue to hold positions in energy exploration and production companies, and plan on placing a new emphasis on heavy oil where spreads are currently historically wide measured against high quality crude, a situation we believe unlikely to persist in the years ahead. On balance, while we recognize the challenges the financial markets confront, and believe we are appropriately cautious, we believe the prevailing climate of uncertainty and volatility will prove rewarding for long-term investors.


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                                                                               3
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Intermediate-Term Bond Fund
MANAGER COMMENTS APRIL 30, 2005

The fixed income markets have faced numerous challenges over the past year, a continued conflict in Iraq, increasing inflation, higher commodity prices, Presidential election, and a rebounding economy. Concerns of a change in Federal Reserve Policy became a reality as investors experience the effects of tighter monetary policy.

The Federal Reserve's accommodative monetary policy and past tax relief provided consumers with substantial cash flow to purchase goods and services, thus accelerating economic growth. Stronger Gross Domestic Product growth and higher commodity and energy prices changed the Federal Reserve's focus to price stability. In June 2004, the Fed began a series of rate increases to prevent inflation from accelerating. As of April 30, 2005 the Fed Funds rate was 2.75%.

Over the last two years oil prices per barrel have nearly doubled. At some point, sustained exposure to these higher prices will create an economic headwind. The result may be slower than anticipated economic growth. Such a drag on the economy will have the same effect as the Federal Reserve's current policy.

Fixed income investors experienced rising short term rates while longer term rates decreased in yield, the combination of a tightening Federal Reserve and relative price stability lead to a "flattening" of the yield curve. Since the Federal Reserve began raising rates, fixed income investors have witnessed short term rates increasing 1.75% while long term rates declined 0.85%. Despite raising short term rates, the portfolio produced a positive twelve month return for shareholders.

Quality spreads, the rate difference between corporate, mortgage, and agency yield and treasury yields reversed their tightening trend, thus compounding performance issues. The largest impact to spreads was found in the automotive industry as General Motors continues to struggle with healthcare cost and profitability issues. The portfolio benefited by increasing its exposure to U.S. Treasury securities during the period and reducing its exposure to corporate securities.

Recent economic growth has regained some traction and the labor markets are showing some signs of improvement, thus reducing the level of uncertainty the financial markets are facing. We anticipate that the Federal Reserve will aim for a 3.5% to 4% Federal Funds rate. In today's economic environment, the Fund will continue its defensive posture with a shorter average duration and maturity in order to protect shareholder's capital.


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4
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                                                               [Graphic Omitted]

Georgia Municipal Bond Fund
MANAGER COMMENTS APRIL 30, 2005

The credit markets faced numerous challenges over the past year, a continued conflict in the Middle East, threat of inflation, higher commodity prices, Presidential election, and a stronger economy. In an effort to maintain price stability, the Federal Reserve changed it monetary policy. Bond investors experienced rising short term rates starting in June 2004.

Consumers armed with substantial cash flow to purchase goods and services, as the result of the Federal Reserve's accommodative monetary policy and past tax relief, helped accelerate economic growth. Stronger economic growth and higher commodity prices changed the Federal Reserve's focus to containing inflation. Last year the Federal Reserve began a series of "measured" rate increases to prevent inflation from accelerating. As of April 30, 2005 the Fed Funds rate was 2.75%.

The price of crude oil remains a focus for many fixed income investors. Long periods of sustained high prices could play a significant role in reducing overall growth rate of the economy. An oil drag on the economy will have the same effect as current monetary policy.

Municipal investors experienced rising short term rates while longer term rates decreased in yield, the combination of a tightening Federal Reserve and relative price stability lead to a "flattening" of the yield curve. The ten year AAA General Obligation bonds fell in yield from 3.93% to 3.68%, while yields maintained 87% of the ten year Treasury yield, an attractive historical relationship. Additionally, the lack of supply and strong demand from institutions supported the prices of municipal securities more than other fixed income securities. Despite raising short term rates, the portfolio produced a positive twelve month return for shareholders.

It is our view that global concerns will continue. We anticipate that the Federal Reserve will continue raising rates until they reach the 3.5% to 4% range. Recently, economic growth has regained traction and the labor markets are showing some signs of improvement, thus reducing the level of uncertainty the financial markets are facing. In this economic environment the Fund will continue its defensive posture with a shorter average duration and maturity in order to protect shareholder's capital.


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                                                                               5
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Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

  Financials                      17.1%
  Health Care                     14.8%
  Industrials                     11.4%
  Information Technology          11.3%
  Consumer Discretionary          11.0%
  Energy                           9.3%
  Communications                   8.8%
  Consumer Staples                 8.3%
  Utilities                        3.2%
  Basic Materials                  2.9%
  Cash Equivalents                 1.9%

+     Percentages are based on total investments.
-------------------------------------------------------------------------------
LARGE CAP CORE                                                           Value
EQUITY FUND                                                Shares        (000)
-------------------------------------------------------------------------------
COMMON STOCK (96.7%)
AEROSPACE & DEFENSE (2.1%)
   United Technologies                                     45,450     $   4,623
                                                                       ---------
AIR CONDITIONING AND HEATING (0.5%)
   American Standard*                                      25,000         1,118
                                                                       ---------
AIR TRANSPORTATION (2.9%)
   FedEx                                                   53,000         4,502
   Southwest Airlines                                     122,000         1,816
                                                                       ---------
                                                                          6,318
                                                                       ---------
AUTOMOTIVE (1.1%)
   Harley-Davidson                                         31,000         1,457
   Paccar                                                  13,000           883
                                                                       ---------
                                                                          2,340
                                                                       ---------
BANKS (7.3%)
   Bank of America                                        108,172         4,872
   JPMorgan Chase                                          38,650         1,372
   Mellon Financial                                        79,000         2,187
   National City                                           83,500         2,836
   Wachovia                                                85,245         4,363
                                                                       ---------
                                                                         15,630
                                                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.0%)
   Comcast*                                                34,000         1,092
   Omnicom Group                                           12,000           995
                                                                       ---------
                                                                          2,087
                                                                       ---------

                                                                         Value
                                                           Shares        (000)
-------------------------------------------------------------------------------
COMPUTERS & SERVICES (9.7%)
   Adobe Systems                                           38,000     $   2,260
   Affiliated Computer Services,
      Cl A*                                                22,000         1,049
   Cisco Systems*                                         228,200         3,943
   Dell*                                                  117,000         4,075
   EMC Corp/Massachusetts*                                 87,000         1,141
   International Business Machines                         25,000         1,910
   Microsoft                                              209,700         5,305
   Oracle*                                                 94,000         1,087
                                                                       ---------
                                                                         20,770
                                                                       ---------
COSMETICS & TOILETRIES (2.3%)
   Colgate-Palmolive                                       52,800         2,629
   Procter & Gamble                                        44,500         2,410
                                                                       ---------
                                                                          5,039
                                                                       ---------
DATA PROCESSING (0.7%)
   Automatic Data Processing                               34,000         1,477
                                                                       ---------
ELECTRICAL SERVICES (1.6%)
   Dominion Resources                                      45,000         3,393
                                                                       ---------
ELECTRONICS MANUFACTURING (2.0%)
   Emerson Electric                                        70,000         4,387
                                                                       ---------
FINANCIAL SERVICES (6.8%)
   Citigroup                                              130,800         6,142
   Fannie Mae                                              20,100         1,084
   Goldman Sachs Group                                     46,500         4,966
   MBNA                                                   124,000         2,449
                                                                       ---------
                                                                         14,641
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (4.8%)
   Coca-Cola                                               41,000         1,781
   General Mills                                           50,000         2,470
   PepsiCo                                                 79,900         4,446
   WM Wrigley Jr.                                          24,000         1,659
                                                                       ---------
                                                                         10,356
                                                                       ---------
GAS/NATURAL GAS (2.1%)
   KeySpan                                                 94,000         3,565
   Praxair                                                 20,000           937
                                                                       ---------
                                                                          4,502
                                                                       ---------
HEALTH CARE (8.7%)
   Boston Scientific*                                      73,000         2,159
   Eli Lilly                                               25,000         1,462
   Johnson & Johnson                                       76,000         5,216
   Manor Care                                              36,000         1,200
   Medtronic                                               18,000           949
   Stryker                                                 47,000         2,282
   WellPoint*                                              42,000         5,365
                                                                       ---------
                                                                         18,633
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.
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6
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                                                               [Graphic Omitted]

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

LARGE CAP CORE                                                           Value
EQUITY FUND (CONTINUED)                                    Shares        (000)
-------------------------------------------------------------------------------
INSURANCE (3.0%)
   Allstate                                               103,000     $   5,784
   Lincoln National                                        15,675           705
                                                                       ---------
                                                                          6,489
                                                                       ---------
MACHINERY (1.2%)
   Fortune Brands                                          16,000         1,353
   Ingersoll-Rand, Cl A                                    15,000         1,153
                                                                       ---------
                                                                          2,506
                                                                       ---------
MANUFACTURING (3.6%)
   General Electric                                       211,049         7,640
                                                                       ---------
METALS (1.2%)
   Alcoa                                                   89,000         2,583
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (9.3%)
   BJ Services                                             19,000           926
   ConocoPhillips                                          47,000         4,928
   Devon Energy                                            22,000           994
   Exxon Mobil                                            116,484         6,643
   Marathon Oil                                            70,000         3,260
   Schlumberger                                            47,000         3,215
                                                                       ---------
                                                                         19,966
                                                                       ---------
PHARMACEUTICALS (5.6%)
   Abbott Laboratories                                     30,000         1,475
   Amgen*                                                  69,000         4,016
   Bristol-Myers Squibb                                    80,000         2,080
   Pfizer                                                 163,400         4,440
                                                                       ---------
                                                                         12,011
                                                                       ---------
PRECIOUS METALS (1.2%)
   Newmont Mining                                          71,000         2,696
                                                                       ---------
PRINTING & PUBLISHING (0.5%)
   Gannett                                                 13,000         1,001
                                                                       ---------
RAILROADS (0.5%)
   Burlington Northern Santa Fe                            24,000         1,158
                                                                       ---------
RETAIL (9.1%)
   Best Buy                                                85,000         4,279
   Home Depot                                             113,200         4,004
   Nordstrom                                               63,000         3,202
   Wal-Mart Stores                                         92,900         4,379
   Walgreen                                                85,000         3,660
                                                                       ---------
                                                                         19,524
                                                                       ---------
SEMI-CONDUCTORS/INSTRUMENTS (2.8%)
   Applied Materials*                                      67,000           996
   Intel                                                  218,000         5,128
                                                                       ---------
                                                                          6,124
                                                                       ---------

                                                        Shares/
                                                      Face Amount        Value
                                                         (000)           (000)
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.6%)
   Alltel                                                  55,000      $  3,133
   Nextel Communications*                                  23,000           644
   Nokia ADR*                                              74,000         1,182
   Qualcomm                                                39,000         1,361
   Verizon Communications                                  96,962         3,471
                                                                       ---------
                                                                          9,791
                                                                       ---------
WHOLESALE (0.5%)
   Sysco                                                   33,000         1,142
                                                                       ---------
TOTAL COMMON STOCK
   (Cost $188,121)                                                      207,945
                                                                       ---------
FOREIGN STOCK (1.6%)
ENTERTAINMENT (1.0%)
   News, Cl B*                                            130,000         2,069
                                                                       ---------
PHARMACEUTICALS (0.6%)
   Teva Pharmaceutical Industries
      ADR*                                                 41,000         1,281
                                                                       ---------
TOTAL FOREIGN STOCK
   (Cost $3,723)                                                          3,350
                                                                       ---------
MONEY MARKET (0.0%)
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A                                85,548            86
                                                                       ---------
TOTAL MONEY MARKET
   (Cost $86)                                                                86
                                                                       ---------
REPURCHASE AGREEMENT (1.9%)
   Merrill Lynch
      2.640%, dated 04/29/05, to be
      repurchased on 05/02/05,
      repurchase price $3,984,690
      (collateralized by various
      FNMA/FHLMC obligations, ranging in
      par value $22,000-$36,895,000,
      3.045%-7.500%, 08/01/12-09/25/33,
      with a total market value
      $4,063,515)                                         $ 3,984         3,984
                                                                       ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,984)                                                          3,984
                                                                       ---------
TOTAL INVESTMENTS (100.2%)
   (Cost $195,914)                                                      215,365
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.
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                                                                               7
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--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

LARGE CAP CORE                                                           Value
EQUITY FUND (CONCLUDED)                                                  (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
   Payable for Investment Securities
      Purchased                                                        $ (2,541)
   Payable for Fund Shares Redeemed                                        (778)
   Income Distribution Payable                                             (151)
   Investment Advisory Fees Payable                                        (107)
   Administration Fees Payable                                              (24)
   Distribution Fees Payable                                                 (7)
   Trustees' Fees Payable                                                    (1)
   Other Assets and Liabilities, Net                                      3,198
                                                                       ---------
TOTAL OTHER ASSETS AND LIABILITIES                                         (411)
                                                                       ---------
NET ASSETS -- 100.0%                                                   $214,954
                                                                       =========
NET ASSETS:
   Paid-In-Capital (unlimited
      authorization -- no par value)                                   $206,652
   Distribution in excess of net
      investment income                                                      (3)
   Accumulated net realized loss
      on investments                                                    (11,146)
   Net unrealized appreciation
      on investments                                                     19,451
                                                                       ---------
NET ASSETS                                                             $214,954
                                                                       =========

                                                                         Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($203,391,728 / 20,689,268 shares)                                     $ 9.83
                                                                          ======
Net Asset Value and Redemption Price
   Per Share -- Class A Shares
   ($6,866,614 / 700,819 shares)                                          $ 9.80
                                                                          ======
Maximum Offering Price Per Share --
   Class A Shares ($9.80 / 94.25%) (A)                                    $10.40
                                                                          ======
Net Asset Value and Redemption
   Price Per Share -- Class B Shares
   ($1,426,478 / 147,146 shares) (B)                                      $ 9.69
                                                                          ======
Net Asset Value Per Share -- Class C Shares
   ($3,268,882 / 337,158 shares) (B)                                      $ 9.70
                                                                          ======
Maximum Offering Price Per Share --
   Class C Shares ($9.70 / 99.00%) (A)                                    $ 9.80
                                                                          ======
* NON-INCOME PRODUCING SECURITY.

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8
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SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]
Statement of Net Assets

APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

 Cash Equivalents                 18.7%
 Energy                           16.0%
 Health Care                      15.3%
 Basic Materials                  10.6%
 Financials                       10.1%
 Communications                    8.1%
 Industrials                       6.6%
 Consumer Discretionary            5.1%
 Consumer Staples                  4.7%
 Utilities                         4.1%
 Information Technology            0.7%

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                                         Value
MID CAP VALUE FUND                                        Shares         (000)
-------------------------------------------------------------------------------
COMMON STOCK (81.3%)
AGRICULTURE (3.7%)
   Bunge                                                   62,000        $ 3,522
                                                                        --------
APPAREL/TEXTILES (1.2%)
   Kellwood                                                10,000           256
   Liz Claiborne                                           26,000           921
                                                                        --------
                                                                          1,177
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.8%)
   EW Scripps                                              52,800         2,689
                                                                        --------
BUILDING & CONSTRUCTION (1.0%)
   Chicago Bridge & Iron -
      New York Shares                                      40,000           895
   Fleetwood Enterprises*                                  10,800            83
                                                                        --------
                                                                            978
                                                                        --------
CABLE TELEVISION (2.4%)
   Shaw Communications, Cl B                              120,000         2,329
                                                                        --------
CHEMICALS (3.9%)
   Agrium                                                 162,500         2,892
   Nova Chemicals                                          26,200           851
                                                                        --------
                                                                          3,743
                                                                        --------
CONSUMER NON-DURABLES (4.4%)
   International Flavors &
      Fragrances                                          109,900         4,165
                                                                        --------
ELECTRIC UTILITIES (4.2%)
   Constellation Energy Group                              37,500         1,971
   Puget Energy                                            22,600           484
   SCANA                                                   39,000         1,515
                                                                        --------
                                                                          3,970
                                                                        --------

                                                                         Value
                                                          Shares         (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
   eFunds*                                                 30,000        $   656
                                                                        --------
FOOD, BEVERAGE & TOBACCO (1.0%)
   JM Smucker                                              19,700           977
                                                                        --------
HEALTH CARE (15.4%)
   Endo Pharmaceuticals Holdings*                          65,500         1,300
   Gentiva Health Services*                                38,000           744
   Health Net*                                             21,700           738
   Hospira*                                                91,800         3,080
   Laboratory Corp of America
      Holdings*                                            23,100         1,143
   Medco Health Solutions*                                 42,900         2,187
   Medimmune*                                             112,400         2,852
   Quest Diagnostics                                        6,500           688
   WellChoice*                                             35,000         1,967
                                                                        --------
                                                                         14,699
                                                                        --------
INSURANCE (8.8%)
   Arch Capital Group*                                     79,200         3,167
   Montpelier Re Holdings                                  22,000           730
   Unitrin                                                 63,700         2,898
   Willis Group Holdings                                   48,800         1,633
                                                                        --------
                                                                          8,428
                                                                        --------
LABORATORY EQUIPMENT (1.5%)
   Thermo Electron*                                        58,400         1,459
                                                                        --------
MEDIA (0.7%)
   Gemstar-TV Guide
      International*                                      178,200           686
                                                                        --------
OIL & GAS SERVICES (4.2%)
   Input/Output*                                          127,100           768
   Newpark Resources*                                     396,800         2,385
   Universal Compression
      Holdings*                                            25,200           884
                                                                        --------
                                                                          4,037
                                                                        --------
PAPER & PAPER PRODUCTS (2.3%)
   Longview Fibre                                          26,700           493
   MeadWestvaco                                            30,100           887
   Schweitzer-Mauduit
      International                                        28,000           818
                                                                        --------
                                                                          2,198
                                                                        --------
PETROLEUM & FUEL PRODUCTS (11.8%)
   BJ Services                                             19,500           951
   Delta Petroleum*                                       188,600         2,108
   EnCana                                                  34,848         2,225
   Premcor                                                 42,400         2,805
   Remington Oil & Gas*                                    63,000         1,838
   Todco*                                                  49,400         1,099
   Transocean*                                              6,300           292
                                                                        --------
                                                                         11,318
                                                                        --------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

                                                        Shares/
MID CAP VALUE FUND                                    Face Amount        Value
(CONCLUDED)                                              (000)           (000)
-------------------------------------------------------------------------------
RAILROADS (1.7%)
   Florida East Coast Industries                           13,000       $   554
   Kansas City Southern*                                   26,600           503
   Trinity Industries                                      25,300           591
                                                                        --------
                                                                          1,648
                                                                        --------
REAL ESTATE (0.4%)
   MI Developments, Cl A                                   13,250           391
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS (0.9%)
   Archstone-Smith Trust                                   25,000           899
                                                                        --------
RETAIL (3.8%)
   Blockbuster, Cl A                                      154,900         1,533
   Office Depot*                                           50,800           995
   Triarc, Cl A                                            77,600         1,075
                                                                        --------
                                                                          3,603
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (2.1%)
   CommScope*                                              68,000           960
   MCI                                                     40,600         1,077
                                                                         -------
                                                                          2,037
                                                                         -------
TRANSPORTATION SERVICES (2.4%)
   Gulfmark Offshore*                                      19,600           439
   Laidlaw International*                                  54,000         1,209
   Sirva*                                                  90,250           630
                                                                        --------
                                                                          2,278
                                                                        --------
TOTAL COMMON STOCK
   (Cost $64,669)                                                        77,887
                                                                        --------
MONEY MARKETS (1.7%)
   SEI Daily Income Trust,
      Government Fund, Cl A                             1,190,985         1,191
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A                         435,464           435
                                                                        --------
TOTAL MONEY MARKETS
   (Cost $1,626)                                                          1,626
                                                                        --------
REPURCHASE AGREEMENT (17.0%)
   Merrill Lynch
      2.640%, dated 04/29/05, to be
      repurchased on 05/02/05,
      repurchase price $16,324,243
      (collateralized by various
      FNMA/FHLMC/GNMA obligations,
      ranging in par value
      $297,652-$18,891,849,
      3.500%-6.500%, 06/12/13-09/25/33,
      with a total market
      value $16,647,101)                               $   16,321        16,321
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (Cost $16,321)                                                        16,321
                                                                        --------
TOTAL INVESTMENTS (100.0%)
   (Cost $82,616)                                                        95,834
                                                                        --------

                                                                         Value
                                                                         (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
   Payable for Fund Shares Redeemed                                      $ (213)
   Investment Advisory Fees Payable                                         (60)
   Administration Fees Payable                                              (12)
   Distribution Fees Payable                                                (13)
   Other Assets and Liabilities, Net                                        255
                                                                        --------
TOTAL OTHER ASSETS AND LIABILITIES                                          (43)
                                                                        --------
NET ASSETS -- 100.0%                                                     $95,791
                                                                        ========
NET ASSETS:
   Paid-In-Capital (unlimited
      authorization -- no par value)                                     74,386
   Distribution in excess of net
      investment income                                                    (575)
   Accumulated net realized gain
      on investments                                                      8,762
   Net unrealized appreciation
      on investments                                                     13,218
                                                                        --------
NET ASSETS                                                              $95,791
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($76,462,635 / 5,261,681 shares)                                      $14.53
                                                                         =======
Net Asset Value and Redemption Price
   Per Share -- Class A Shares
   ($6,215,623 / 429,135 shares)                                         $14.48
                                                                         =======
Maximum Offering Price Per Share --
   Class A Shares ($14.48 / 94.25%) (A)                                  $15.36
                                                                         =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares
   ($5,451,401 / 382,206 shares) (B)                                     $14.26
                                                                         =======
Net Asset Value Per Share -- Class C
   Shares ($7,661,072 / 536,585 shares) (B)                              $14.28
                                                                         =======
Maximum Offering Price Per Share --
   Class C Shares ($14.28 / 99.00%) (A)                                  $14.42
                                                                         =======

*     NON-INCOME PRODUCING SECURITY.
(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]
Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

  Corporate Obligations                34.7%
  U.S. Government Agency Obligations   32.6%
  U.S. Treasury Obligations            29.8%
  Cash Equivalents                      2.9%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                           Face
INTERMEDIATE-TERM                                         Amount         Value
BOND FUND                                                 (000)          (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (34.6%)
AUTOMOTIVE (2.6%)
   DaimlerChrysler
       4.050%, 06/04/08                                   $ 5,000      $  4,817
                                                                       ---------
BANKS (1.5%)
   Bank of America
       3.375%, 02/17/09                                     3,000         2,905
                                                                       ---------
CHEMICALS (1.7%)
   Dow Chemical
       5.750%, 12/15/08                                     3,000         3,137
                                                                       ---------
COMPUTERS - HARDWARE (1.6%)
   Hewlett-Packard
       3.625%, 03/15/08                                     3,000         2,961
                                                                       ---------
ENTERTAINMENT (1.1%)
   Walt Disney, MTN
       5.500%, 12/29/06                                     2,000         2,039
                                                                       ---------
FINANCIAL SERVICES (9.0%)
   CIT Group, MTN
       4.750%, 12/15/10                                     3,000         3,002
   General Electric Capital, Ser A, MTN
       4.250%, 01/15/08                                     5,000         5,008
   Household Finance
       4.125%, 12/15/08                                     3,000         2,966
   John Deere Capital
       4.500%, 08/22/07                                     3,000         3,019
   Lehman Brothers Holdings
       4.000%, 01/22/08                                     3,000         2,982
                                                                       ---------
                                                                         16,977
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (1.7%)
   Coca-Cola Enterprises
       6.125%, 08/15/11                                     3,000         3,269
                                                                       ---------
INSURANCE (2.2%)
   Lion Connecticut Holding
       7.125%, 08/15/06                                     4,000         4,157
                                                                       ---------
MEDICAL PRODUCTS & SERVICES (2.7%)
   Baxter International
       5.250%, 05/01/07                                     5,000         5,076
                                                                       ---------
METALS (2.2%)
   Alcoa
       4.250%, 08/15/07                                     4,210         4,216
                                                                       ---------

                                                           Face
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING (2.7%)
   Marathon Oil
       5.375%, 06/01/07                                   $ 5,000      $  5,110
                                                                       ---------
PHARMACEUTICALS (1.6%)
   Abbott Laboratories
       3.500%, 02/17/09                                     3,000         2,926
                                                                       ---------
SPECIALTY MACHINERY (2.3%)
   Honeywell
       7.000%, 03/15/07                                     4,080         4,294
                                                                       ---------
TELEPHONES & TELECOMMUNICATIONS (1.7%)
   SBC Communications
       6.125%, 02/15/08                                     3,000         3,137
                                                                       ---------
TOTAL CORPORATE OBLIGATIONS
   (Cost $65,406)                                                        65,021
                                                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (32.5%)
FHLMC (16.1%)
       5.750%, 03/15/09                                    10,000        10,575
       5.125%, 10/15/08                                     7,000         7,232
       4.250%, 07/15/09                                    10,000        10,052
       3.600%, 05/22/08                                     2,500         2,467
                                                                       ---------
                                                                         30,326
                                                                       ---------
FNMA (15.8%)
       7.000%, 05/01/11                                        74            78
       5.750%, 02/15/08                                     5,000         5,229
       5.250%, 01/15/09                                     7,000         7,267
       4.250%, 05/15/09                                     5,000         5,017
       3.300%, 06/02/09                                     5,000         4,838
       3.250%, 08/15/08                                     2,500         2,436
       2.875%, 05/19/08                                     5,000         4,832
                                                                       ---------
                                                                         29,697
                                                                       ---------
FNMA, MTN (0.6%)
       6.875%, 09/10/12                                     1,000         1,058
                                                                       ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $61,815)                                                        61,081
                                                                       ---------
U.S. TREASURY OBLIGATIONS (29.7%)
   U.S. Treasury Notes
       6.500%, 10/15/06                                     7,000         7,291
       5.750%, 08/15/10                                     3,000         3,260
       5.625%, 05/15/08                                    10,000        10,535
       4.375%, 08/15/12                                    10,000        10,230
       3.875%, 02/15/13                                    10,000         9,866
       3.375%, 12/15/08                                    15,000        14,787
                                                                       ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $56,159)                                                        55,969
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

                                                           Face
INTERMEDIATE-TERM                                         Amount         Value
BOND FUND (CONCLUDED)                                     (000)          (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.9%)
   Merrill Lynch
      2.640%, dated 04/29/05, to be
      repurchased on 05/02/05,
      repurchase price $5,421,271
      (collateralized by various
      FNMA/FHLMC obligations, ranging in
      par value $378,742-$50,000,000,
      4.760%-8.000%, 01/01/09-04/25/32,
      with a total market
      value $5,528,525)                                   $ 5,420      $   5,420
                                                                       ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $5,420)                                                          5,420
                                                                       ---------
TOTAL INVESTMENTS (99.7%)
   (Cost $188,800)                                                      187,491
                                                                       ---------
OTHER ASSETS AND LIABILITIES (0.3%)
   Payable for Fund Shares Redeemed                                      (1,026)
   Income Distribution Payable                                             (464)
   Investment Advisory Fees Payable                                         (70)
   Administration Fees Payable                                              (21)
   Distribution Fees Payable                                                 (2)
   Trustees' Fees Payable                                                    (2)
   Other Assets and Liabilities, Net                                      2,229
                                                                       ---------
TOTAL OTHER ASSETS AND LIABILITIES                                          644
                                                                       ---------
NET ASSETS -- 100.0%                                                   $188,135
                                                                       ---------

NET ASSETS:
   Paid-In-Capital (unlimited
      authorization -- no par value)                                   $189,402
   Undistributed net investment income                                        1
   Accumulated net realized gain
      on investments                                                         41
   Net unrealized depreciation
      on investments                                                     (1,309)
                                                                       ---------
NET ASSETS                                                             $188,135
                                                                       =========

                                                                       Value
-------------------------------------------------------------------------------

Net Asset Value and Redemption Price
   Per Share -- Institutional Shares
   ($183,845,708 / 18,703,736 shares)                                    $ 9.83
                                                                         =======
Net Asset Value and Redemption Price
   Per Share -- Class A Shares
   ($3,392,347 / 344,699 shares)                                         $ 9.84
                                                                         =======
Maximum Offering Price Per Share --
   Class A Shares ($9.84 / 95.50%) (A)                                   $10.30
                                                                         =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares
   ($897,206 / 91,236 shares) (B)                                        $ 9.83
                                                                         =======

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]
Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

  Revenue Bonds                   73.3%
  General Obligations             23.8%
  Cash Equivalents                 2.8%
  Certificate of Participation     0.1%

+     Percentages are based on total investments.

-------------------------------------------------------------------------------
                                                           Face
GEORGIA MUNICIPAL                                         Amount         Value
BOND FUND                                                 (000)          (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (97.8%)
   Alpharetta, GO
        5.000%, 05/01/08                               $      250       $   265
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB,
     MBIA
        5.500%, 07/01/14                                      200           210
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser B, RB,
     MBIA
        5.100%, 07/01/14                                      500           534
        5.100%, 07/01/15                                      750           801
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11                                      250           286
   Augusta, Water & Sewer
     Revenue, RB, FSA
        5.250%, 10/01/13                                      250           280
   Austell, Gas Authority, RB
        5.100%, 06/01/09                                      300           319
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                                      300           321
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB,
     AMBAC
        5.000%, 08/01/16                                      500           540
   Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
        4.450%, 01/01/32                                      500           519
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                                      500           540
   Central Valdosta, Development
     Authority, RB
        2.750%, 06/01/09                                      500           496

                                                         Face
                                                        Amount         Value
                                                        (000)          (000)
-------------------------------------------------------------------------------
   Cherokee County, School
     District, GO
        5.250%, 08/01/16                               $    1,200       $ 1,321
        5.000%, 08/01/07                                      500           523
        5.000%, 08/01/08                                      400           425
        5.000%, 02/01/12                                      685           753
   Cherokee County, Water &
     Sewer Authority, RB, FSA
        4.500%, 08/01/13                                      500           533
   Clayton County, Hospital
     Authority, Southern Regional
     Medical Center Project, RB,
     MBIA
        5.250%, 08/01/11                                      300           338
   Clayton County, Water
     Authority, RB
        5.250%, 05/01/15                                    1,500         1,683
        4.500%, 05/01/10                                      280           298
   Cobb County, GO
        5.000%, 01/01/10                                      500           523
        5.000%, 01/01/13                                    1,000         1,106
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser B, RB
        4.300%, 04/01/10                                      275           286
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser R, RB
        5.250%, 04/01/15                                      700           786
   Cobb County, Water
     Authority, RB
        5.125%, 11/01/19                                    1,000         1,099
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB
        5.000%, 01/01/15                                    1,000         1,100
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB,
     AMBAC
        5.000%, 10/01/09                                      550           594
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB,
     MBIA
        5.000%, 10/01/10                                      380           422
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, RB, AMBAC
        5.500%, 09/01/11                                      300           335
   Columbus, Building Lease
     Authority, Ser A, RB
        5.250%, 01/01/17                                      705           790
        4.125%, 01/01/13                                      500           522
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                                      100           100

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

                                                           Face
GEORGIA MUNICIPAL                                         Amount         Value
BOND FUND (CONTINUED)                                      (000)         (000)
-------------------------------------------------------------------------------
   Columbus, Water & Sewer
     Authority, RB, FSA
        5.250%, 05/01/09                               $    1,000       $ 1,085
   De Kalb County, Water & Sewer
     Authority, RB
        4.625%, 10/01/09                                      300           319
        4.625%, 10/01/11                                      200           212
        4.500%, 10/01/10                                      450           479
   Douglas County, School
     District, GO
        4.000%, 01/01/09                                      250           258
   Douglasville-Douglas County,
     Water & Sewer Authority, RB,
     AMBAC
        5.450%, 06/01/07                                      325           342
   Downtown Savannah Authority,
     Stormwater Capital Imports
     Project, RB
        4.600%, 08/01/11                                      600           625
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                                      100           109
        4.400%, 06/01/13                                      250           264
   Fayette County, School District,
     GO
        4.300%, 03/01/10                                      500           525
   Fayette County, Water
     Authority, RB, FSA
        4.400%, 10/01/13                                      275           292
   Fayette County, Water
     Authority, Ser A, RB, FGIC
        4.900%, 10/01/07                                      250           262
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                                      170           178
   Forsyth County, GO
        5.200%, 03/01/09                                      300           323
   Forsyth County, School District,
     GO
        5.125%, 07/01/15                                      500           547
        4.250%, 07/01/10                                      375           394
        4.000%, 07/01/07                                      200           205
   Fulco, Hospital Authority,
     Saint Joseph Hospital,
     Anticipation Certificates, RB,
     Pre-Refunded @ 102 (A)
           5.100%, 10/01/05                                   225           228
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                                      100           107
        4.300%, 11/01/08                                      240           250

                                                           Face
                                                          Amount         Value
                                                          (000)          (000)
-------------------------------------------------------------------------------
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                               $      250       $   265
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                                      395           432
        5.250%, 01/01/11                                      250           269
        5.250%, 01/01/12                                      300           322
        5.250%, 01/01/13                                      100           107
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System
     Project, RB, MBIA
        4.625%, 05/15/07                                      300           309
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                                      500           557
   Georgia State, Environmental
     Facilities Authority, Water &
     Waste Water Project, RB
        4.700%, 07/01/11                                      500           523
        4.500%, 07/01/09                                      500           520
   Georgia State, Municipal
     Electric Authority, Project
     One-Sub-Ser A, RB,
        5.125%, 01/01/11                                      430           449
   Georgia State, Municipal
     Electric Authority, Project
     One-Sub-Ser A, RB,
     Pre-Refunded @ 101 (A)
        5.125%, 01/01/07                                       70            73
   Georgia State, Municipal Gas
     Authority, Buford Project,
     RB, FSA
        5.600%, 11/01/13                                      300           337
        5.500%, 11/01/11                                      200           224
        4.700%, 11/01/08                                      215           227
   Georgia State, Municipal Gas
     Authority, City of Toccoa
     Project, RB, AMBAC
        4.250%, 06/01/09                                      200           209
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project,
     Ser A, RB
        5.000%, 11/01/11                                      300           329
        4.700%, 11/01/11                                      500           529
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project,
     Ser A, RB
        5.500%, 11/01/09                                    1,000         1,101

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]
Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

                                                           Face
GEORGIA MUNICIPAL                                         Amount         Value
BOND FUND (CONTINUED)                                     (000)          (000)
-------------------------------------------------------------------------------
   Georgia State, Private Colleges
     & Universities Authority,
     Mercer University Project,
     Ser A, RB
        4.750%, 10/01/11                               $      300       $   307
        4.450%, 10/01/07                                      300           299
   Georgia State, Ser B, GO
        5.000%, 07/01/14                                    1,000         1,084
        5.000%, 05/01/19                                    1,000         1,078
   Georgia State, Ser C, GO
        7.250%, 07/01/09                                      150           175
        6.500%, 07/01/07                                      605           652
        6.500%, 04/01/08                                      400           440
        6.250%, 08/01/13                                    1,000         1,197
        5.750%, 09/01/09                                      500           556
   Georgia State, Ser D, GO
        7.400%, 08/01/07                                      500           549
        6.700%, 08/01/09                                    1,000         1,147
        6.300%, 11/01/09                                    1,000         1,138
        5.250%, 08/01/09                                      500           545
        5.250%, 10/01/15                                    1,500         1,708
   Georgia State, Ser D, GO,
     Pre-Refunded @ 100 (A)
        5.750%, 10/01/15                                      700           792
   Georgia State, Tollway
     Authority, Georgia 400
     Project, RB
        4.500%, 07/01/11                                      250           267
   Gwinnett County, School
     District, GO
        6.400%, 02/01/09                                    1,000         1,120
        6.400%, 02/01/10                                      200           229
        5.000%, 02/01/11                                    1,000         1,094
        5.000%, 02/01/14                                      500           550
   Gwinnett County, Water &
     Sewer Authority, RB
        5.000%, 08/01/15                                      500           541
        4.000%, 08/01/13                                    1,000         1,040
   Gwinnett County, Water &
     Sewer Authority, Ser B, RB
        4.750%, 08/01/16                                    1,000         1,073
        4.750%, 08/01/17                                    1,000         1,067
   Henry County, School District,
     GO
        5.200%, 08/01/10                                      500           548
   Henry County, Water & Sewer
     Authority, RB
        5.125%, 02/01/19                                    1,045         1,146
   Houston County, School
     District, Intergovernmental
     Contract, COP
        5.750%, 03/01/09                                      100           101
   Lee County, Utilities Authority,
     Water & Sewer Project, RB,
     FSA
        4.700%, 07/01/13                                      500           524

                                                          Shares/
                                                        Face Amount      Value
                                                           (000)         (000)
-------------------------------------------------------------------------------
   Marietta, School District,
     Ser A, GO
        4.000%, 02/01/08                               $      250       $   257
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                                      500           536
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                                      400           430
   Newton County, School
     District, GO,
     Callable 02/01/13 @ 101
        5.000%, 02/01/15                                    1,000         1,091
   Newton County, Water & Sewer
     Authority, RB
        5.000%, 11/01/09                                      320           345
   Rome, Water & Sewer
     Authority, RB, AMBAC
        5.250%, 01/01/09                                      500           539
   Roswell, GO
        5.500%, 02/01/12                                      770           841
   Roswell, GO,
      Pre-Refunded @ 101 (A)
        5.500%, 02/01/14                                      150           165
   Southern Georgia Governmental
     Services, RB, FGIC
        4.000%, 01/01/10                                    1,000         1,040
   Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                                      500           517
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                                      250           270
                                                                        --------
TOTAL MUNICIPAL BONDS
   (Cost $57,544)                                                        59,432
                                                                        --------
MONEY MARKETS (2.8%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A                                               1,695,730         1,696
   SEI Tax Exempt Trust,
      Tax-Free Fund, Cl A                                   1,813             2
                                                                        --------
TOTAL MONEY MARKETS
   (Cost $1,698)                                                          1,698
                                                                        --------
TOTAL INVESTMENTS (100.6%)
   (Cost $59,242)                                                        61,130
                                                                        --------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2005 (UNAUDITED)

GEORGIA MUNICIPAL                                                        Value
BOND FUND (CONTINUED)                                                    (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
   Payable for Investment Securities
      Purchased                                                         $(1,096)
   Investment Advisory Fees Payable                                         (22)
   Income Distribution Payable                                             (155)
   Administration Fees Payable                                               (9)
   Trustees' Fees Payable                                                    (1)
   Other Assets and Liabilities, Net                                        907
                                                                        --------
TOTAL OTHER ASSETS AND LIABILITIES                                         (376)
                                                                        --------
NET ASSETS -- 100.0%                                                    $60,754
                                                                        ========
NET ASSETS:
   Paid-In-Capital (unlimited
      authorization -- no par value)                                    $58,824
   Accumulated net realized gain
      on investments                                                         42
   Net unrealized appreciation
      on investments                                                      1,888
                                                                        --------
NET ASSETS                                                              $60,754
                                                                        ========

                                                                         Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($60,028,753 / 5,991,399 shares)                                      $10.02
                                                                         =======
Net Asset Value and Redemption Price
   Per Share -- Class A Shares
   ($725,669 / 72,403 shares)                                            $10.02
                                                                         =======
Maximum Offering Price Per Share --
   Class A Shares ($10.02 / 95.50%) (B)                                  $10.49
                                                                         =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]
Statements of Operations (000)
FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                          LARGE CAP     MID CAP      INTERMEDIATE-TERM     GEORGIA
                                                         CORE EQUITY     VALUE             BOND           MUNICIPAL
                                                            FUND         FUND              FUND           BOND FUND
--------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income.....................................       $2,692      $   --            $    --           $   --
   Interest Income.....................................           30          53              3,567            1,165
   Less: Foreign Taxes Withheld........................           (5)         (9)                --               --
--------------------------------------------------------------------------------------------------------------------
    Total Investment Income............................        2,717          44              3,567            1,165
--------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees............................          692         335                418              136
   Administration Fees.................................          153          72                123               57
   Distribution Fees -- Class A Shares.................           10           8                  5                1
   Distribution Fees -- Class B Shares.................            8          26                  5               --
   Distribution Fees -- Class C Shares.................           19          36                 --               --
   Transfer Agent Fees.................................           56          53                 33               20
   Professional Fees...................................           27          12                 22                7
   Printing Fees.......................................           12           4                  9                2
   Registration Fees...................................           11          15                 22                2
   Custodian Fees......................................            7           4                  9                3
   Trustees' Fees......................................            4           1                  3                1
   Other Fees..........................................            7           3                 10               11
--------------------------------------------------------------------------------------------------------------------
    Total Expenses.....................................        1,006         569                659              240
      Less: Investment Advisory Fees Waived............           --         (11)                --               --
--------------------------------------------------------------------------------------------------------------------
    Net Expenses.......................................        1,006         558                659              240
--------------------------------------------------------------------------------------------------------------------
    Net Investment Income (Loss).......................        1,711        (514)             2,908              925
--------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Investments  ...........         (949)      8,782                 42               42
   Net Realized Loss on Foreign
      Currency Transactions............................           --         (24)                --               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and Foreign
      Currency Transactions............................        5,514      (1,120)            (4,045)            (829)
--------------------------------------------------------------------------------------------------------------------
    Total Net Realized and Unrealized Gain (Loss) on
       Investments and Foreign Currency Transactions...        4,565       7,638             (4,003)            (787)
--------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations.......................       $6,276      $7,124            $(1,095)          $  138
====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2004

                                                                       LARGE CAP                MID CAP
                                                                      CORE EQUITY                VALUE
                                                                         FUND                     FUND
--------------------------------------------------------------------------------------------------------------------
                                                                11/01/04      11/01/03      11/01/04      11/01/03
                                                               TO 04/30/05   TO 10/31/04   TO 04/30/05   TO 10/31/04
--------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss).............................      $  1,711      $  1,517       $  (514)      $   491
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions and Written Covered Call Options.........          (949)        5,724         8,758         5,752
   Net Changed in Unrealized Appreciation (Depreciation)
      on Investments and Written Covered Call Options ......         5,514           394        (1,120)        5,558
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations....         6,276         7,635         7,124        11,801
--------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares..................................        (1,632)       (1,479)         (459)         (136)
      Class A Shares........................................           (52)          (39)          (28)           (6)
      Class B Shares........................................            (6)           (2)           --            (1)
      Class C Shares........................................           (15)           (5)           --            (1)
   Realized Capital Gains:
      Institutional Shares..................................            --            --        (2,969)           --
      Class A Shares........................................            --            --          (261)           --
      Class B Shares........................................            --            --          (215)           --
      Class C Shares........................................            --            --          (291)           --
--------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions........................        (1,705)       (1,525)       (4,223)         (144)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued................................................        17,319        52,698        20,271        24,558
      In Lieu of Dividends and Distributions................            94            82           927            41
      Redeemed..............................................       (37,673)      (39,629)      (12,852)      (13,499)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Institutional Share Transactions......................       (20,260)       13,151         8,346        11,100
--------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued................................................           905         2,987           690         2,385
      In Lieu of Dividends and Distributions................            49            36           260             6
      Redeemed..............................................        (3,195)         (893)       (1,093)         (449)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Share
      Transactions..........................................        (2,241)        2,130          (143)        1,942
--------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued................................................            28           485           582         1,172
      In Lieu of Dividends and Distributions................             6             2           196            --
      Redeemed..............................................          (225)         (204)         (154)         (397)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
      Transactions..........................................          (191)          283           624           775
--------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued................................................           151           823         1,397         2,486
      In Lieu of Dividends and Distributions................            12             4           236            --
      Redeemed..............................................          (726)       (1,180)         (538)       (1,005)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class C Share Transactions............................          (563)         (353)        1,095         1,481
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions.......       (23,255)       15,211         9,922        15,298
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets.....................       (18,684)       21,321        12,823        26,955
--------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period......................................       233,638       212,317        82,968        56,013
   End of Period............................................      $214,954      $233,638       $95,791       $82,968
====================================================================================================================
   Undistributed Net Investment Income
      (Distributions in Excess of Net Investment Income)....      $     (3)     $     (9)      $  (575)      $   426
--------------------------------------------------------------------------------------------------------------------

(1)   See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.
    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

                                                                   INTERMEDIATE-TERM                GEORGIA
                                                                         BOND                      MUNICIPAL
                                                                         FUND                      BOND FUND
--------------------------------------------------------------------------------------------------------------------
                                                                11/01/04      11/01/03      11/01/04      11/01/03
                                                               TO 04/30/05   TO 10/31/04   TO 04/30/05   TO 10/31/04
--------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss).............................      $  2,908      $  5,438       $   925       $ 1,787
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions and Written Covered Call Options.........            42         2,986            42            84
   Net Changed in Unrealized Appreciation (Depreciation)
      on Investments and Written Covered Call Options ......        (4,045)       (2,355)         (829)          469
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations....        (1,095)        6,069           138         2,340
--------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares..................................        (2,848)       (5,279)         (917)       (1,766)
      Class A Shares........................................           (54)         (133)          (10)          (19)
      Class B Shares........................................           (10)          (22)           --            --
      Class C Shares........................................            --            --            --            --
   Realized Capital Gains:
      Institutional Shares..................................        (2,908)       (4,183)          (83)         (743)
      Class A Shares........................................           (61)         (123)           (1)           (9)
      Class B Shares........................................           (16)          (29)           --            --
      Class C Shares........................................            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions........................        (5,897)       (9,769)       (1,011)       (2,537)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued................................................        23,556        52,896         3,307        14,391
      In Lieu of Dividends and Distributions................           252           375             3             2
      Redeemed..............................................       (16,073)      (38,357)       (4,107)       (7,453)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Institutional Share Transactions......................         7,735        14,914          (797)        6,940
--------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued................................................           577         1,865           112            38
      In Lieu of Dividends and Distributions................           108           239             6            10
      Redeemed..............................................        (1,830)       (1,873)          (75)          (33)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Share
      Transactions..........................................        (1,145)          231            43            15
--------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued................................................            18           122            --            --
      In Lieu of Dividends and Distributions................            24            43            --            --
      Redeemed..............................................          (160)         (329)           --            --
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
      Transactions..........................................          (118)         (164)           --            --
--------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued................................................            --            --            --            --
      In Lieu of Dividends and Distributions................            --            --            --            --
      Redeemed..............................................            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class C Share Transactions............................            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions.......         6,472        14,981          (754)        6,955
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets.....................          (520)       11,281        (1,627)        6,758
--------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period......................................       188,655       177,374        62,381        55,623
   End of Period............................................      $188,135      $188,655       $60,754       $62,381
====================================================================================================================
   Undistributed Net Investment Income
      (Distributions in Excess of Net Investment Income)....      $      1      $      5       $    --       $     2
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED APRIL 30, 2005 (UNAUDITED) AND OCTOBER 31

                       Net                    Realized and
                      Asset        Net         Unrealized                    Dividends     Distributions      Total
                     Value,     Investment       Gains            Total      from Net     from Realized     Dividends
                    Beginning     Income      (Losses) on         from      Investment       Capital           and
                    of Period     (Loss)       Securities      Operations     Income          Gains       Distributions
                    ---------   ----------    ------------     ----------   -----------   --------------  -------------
-----------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $ 9.66        $ 0.08         $ 0.16          $ 0.24       $(0.07)        $   --          $(0.07)
2004                   9.39          0.07           0.27            0.34        (0.07)            --           (0.07)
2003                   8.11          0.07           1.28            1.35        (0.07)            --           (0.07)
2002                   9.82          0.06          (1.71)          (1.65)       (0.06)            --           (0.06)
2001(1)               10.00            --          (0.18)          (0.18)          --             --              --

Class A
2005*++              $ 9.63        $ 0.07         $ 0.16          $ 0.23       $(0.06)        $   --          $(0.06)
2004                   9.36          0.05           0.27            0.32        (0.05)            --           (0.05)
2003                   8.09          0.05           1.27            1.32        (0.05)            --           (0.05)
2002                   9.82          0.04          (1.73)          (1.69)       (0.04)            --           (0.04)
2001(2)               10.10            --          (0.28)          (0.28)          --             --              --

Class B
2005*++              $ 9.54        $ 0.03         $ 0.16          $ 0.19       $(0.04)        $   --          $(0.04)
2004                   9.32         (0.02)          0.25            0.23        (0.01)            --           (0.01)
2003                   8.07         (0.01)          1.28            1.27        (0.02)            --           (0.02)
2002                   9.83            --          (1.74)          (1.74)       (0.02)            --           (0.02)
2001(3)               10.16            --          (0.33)          (0.33)          --             --              --

Class C
2005*++              $ 9.55        $ 0.03         $ 0.16          $ 0.19       $(0.04)        $   --          $(0.04)
2004                   9.32         (0.04)          0.28            0.24        (0.01)            --           (0.01)
2003                   8.07         (0.01)          1.28            1.27        (0.02)            --           (0.02)
2002                   9.82            --          (1.73)          (1.73)       (0.02)            --           (0.02)
2001(4)                9.97            --          (0.15)          (0.15)          --             --              --
-----------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $14.02        $(0.07)        $ 1.31          $ 1.24       $(0.10)        $(0.63)         $(0.73)
2004++                11.82          0.11           2.12            2.23        (0.03)            --           (0.03)
2003++                 8.96          0.04           2.89            2.93        (0.07)            --           (0.07)
2002                   9.87          0.08          (0.98)          (0.90)          --          (0.01)          (0.01)
2001(1)               10.00            --          (0.13)          (0.13)          --             --              --

Class A
2005*++              $13.96        $(0.09)        $ 1.30          $ 1.21       $(0.06)        $(0.63)         $(0.69)
2004++                11.79          0.08           2.11            2.19        (0.02)            --           (0.02)
2003++                 8.94          0.02           2.88            2.90        (0.05)            --           (0.05)
2002                   9.88          0.07          (1.00)          (0.93)          --          (0.01)          (0.01)
2001(4)                9.91            --          (0.03)          (0.03)          --             --              --

Class B
2005*++              $13.75        $(0.15)        $ 1.29          $ 1.14       $   --         $(0.63)         $(0.63)
2004++                11.68         (0.03)          2.10            2.07           --**           --              --
2003++                 8.88         (0.06)          2.86            2.80           --             --              --
2002                   9.88          0.01          (1.00)          (0.99)          --          (0.01)          (0.01)
2001(4)                9.91            --          (0.03)          (0.03)          --             --              --

Class C
2005*++              $13.76        $(0.15)        $ 1.30          $ 1.15       $   --         $(0.63)         $(0.63)
2004++                11.69         (0.02)          2.09            2.07           --**           --              --
2003++                 8.88         (0.06)          2.87            2.81           --             --              --
2002                   9.87          0.02          (1.00)          (0.98)          --          (0.01)          (0.01)
2001(4)                9.91            --          (0.04)          (0.04)          --             --              --

                                                                                 Ratio          Ratio
                     Net                            Net                         of Net       of Expenses
                    Asset                         Assets,         Ratio       Investment     to Average
                    Value,                          End        of Expenses   Income (Loss)   Net Assets    Portfolio
                     End            Total        of Period     to Average     to Average     (Excluding    Turnover
                  of Period        Return+         (000)       Net Assets     Net Assets      Waivers)       Rate
                  ----------      --------       ---------     -----------   -------------   -----------   ---------
-----------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $ 9.83          2.52%        $203,392         0.84%          1.51%          0.84%       19.83%
2004                   9.66          3.59          219,386         0.83           0.70           0.83        25.96
2003                   9.39         16.76          200,446         0.86           0.78           0.86        23.83
2002                   8.11        (16.89)         154,860         0.88           0.69           0.88        23.81
2001(1)                9.82         (1.80)         149,304         1.00          (0.08)          1.39         3.02

Class A
2005*++              $ 9.80          2.40%        $  6,867         1.09%          1.32%          1.09%       19.83%
2004                   9.63          3.37            8,901         1.08           0.45           1.08        25.96
2003                   9.36         16.43            6,567         1.11           0.49           1.11        23.83
2002                   8.09        (17.22)           1,855         1.08           0.54           1.08        23.81
2001(2)                9.82         (2.77)              40         1.25          (0.45)          1.66         3.02

Class B
2005*++              $ 9.69          1.97%        $  1,426         1.84%          0.51%          1.84%       19.83%
2004                   9.54          2.49            1,588         1.83          (0.30)          1.83        25.96
2003                   9.32         15.75            1,276         1.86          (0.24)          1.86        23.83
2002                   8.07        (17.75)             735         1.84          (0.21)          1.84        23.81
2001(3)                9.83         (3.25)              15         2.00          (0.96)          2.49         3.02

Class C
2005*++              $ 9.70          1.97%        $  3,269         1.84%          0.51%          1.84%       19.83%
2004                   9.55          2.59            3,763         1.83          (0.30)          1.83        25.96
2003                   9.32         15.74            4,028         1.86          (0.23)          1.86        23.83
2002                   8.07        (17.65)           2,679         1.82          (0.19)          1.82        23.81
2001(4)                9.82         (1.50)              16         2.00          (0.83)          2.40         3.02
-----------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $14.53          8.86%        $ 76,463         1.10%         (0.98)%         1.12%       37.37%
2004++                14.02         18.94           65,864         1.10           0.81           1.19        30.83
2003++                11.82         32.85           45,420         1.10           0.21           1.35        44.99
2002                   8.96         (9.12)          38,909         1.10           1.00           1.57        36.34
2001(1)                9.87         (1.30)          19,242         1.10          (0.22)          3.10         5.14

Class A
2005*++              $14.48          8.74%        $  6,216         1.35%         (1.31)%         1.37%       37.37%
2004++                13.96         18.58            6,121         1.35           0.56           1.44        30.83
2003++                11.79         32.57            3,356         1.35          (0.03)          1.60        44.99
2002                   8.94         (9.42)           1,232         1.35           1.05           1.69        36.34
2001(4)                9.88         (0.30)              51         1.35          (0.22)          3.37         5.14

Class B
2005*++              $14.26          8.32%        $  5,451         2.10%         (2.09)%         2.12%       37.37%
2004++                13.75         17.74            4,653         2.10          (0.19)          2.19        30.83
2003++                11.68         31.53            3,224         2.10          (0.80)          2.35        44.99
2002                   8.88        (10.04)           1,254         2.10           0.12           2.48        36.34
2001(4)                9.88         (0.30)              97         2.10          (0.72)          4.23         5.14

Class C
2005*++              $14.28          8.39%        $  7,661         2.10%         (2.06)%         2.12%       37.37%
2004++                13.76         17.72            6,330         2.10          (0.19)          2.19        30.83
2003++                11.69         31.64            4,013         2.10          (0.81)          2.35        44.99
2002                   8.88         (9.95)           1,910         2.10           0.27           2.46        36.34
2001(4)                9.87         (0.40)              19         2.10          (0.94)          4.02         5.14

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

                       Net                    Realized and
                      Asset                    Unrealized                    Dividends     Distributions      Total
                     Value,        Net           Gains            Total      from Net     from Realized     Dividends
                    Beginning   Investment    (Losses) on         from      Investment       Capital           and
                    of Period     Income       Securities      Operations     Income          Gains       Distributions
                    ---------   ----------    ------------     ----------   -----------   --------------  -------------
-----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $10.21        $0.15         $(0.22)         $(0.07)      $(0.15)        $(0.16)         $(0.31)
2004                  10.41         0.30           0.05            0.35        (0.30)         (0.25)          (0.55)
2003                  10.35         0.37           0.23            0.60        (0.37)         (0.17)          (0.54)
2002                  10.13         0.43           0.23            0.66        (0.43)         (0.01)          (0.44)
2001(1)               10.00         0.02           0.13            0.15        (0.02)            --           (0.02)

Class A
2005*++              $10.22        $0.14         $(0.22)         $(0.08)      $(0.14)        $(0.16)         $(0.30)
2004                  10.43         0.28           0.04            0.32        (0.28)         (0.25)          (0.53)
2003                  10.36         0.34           0.24            0.58        (0.34)         (0.17)          (0.51)
2002(5)                9.97         0.41           0.40            0.81        (0.41)         (0.01)          (0.42)

Class B
2005*++              $10.21        $0.11         $(0.22)         $(0.11)      $(0.11)        $(0.16)         $(0.27)
2004                  10.42         0.20           0.04            0.24        (0.20)         (0.25)          (0.45)
2003                  10.36         0.26           0.23            0.49        (0.26)         (0.17)          (0.43)
2002(6)               10.21         0.33           0.16            0.49        (0.33)         (0.01)          (0.34)
-----------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2005*++              $10.16        $0.15         $(0.13)         $ 0.02       $(0.15)        $(0.01)         $(0.16)
2004                  10.22         0.30           0.08            0.38        (0.30)         (0.14)          (0.44)
2003                  10.18         0.32           0.10            0.42        (0.32)         (0.06)          (0.38)
2002                  10.02         0.34           0.16            0.50        (0.34)            --           (0.34)
2001(1)               10.00         0.01           0.02            0.03        (0.01)            --           (0.01)

Class A
2005*++              $10.16        $0.14         $(0.13)         $ 0.01       $(0.14)        $(0.01)         $(0.15)
2004                  10.22         0.28           0.08            0.36        (0.28)         (0.14)          (0.42)
2003                  10.18         0.30           0.10            0.40        (0.30)         (0.06)          (0.36)
2002(7)                9.71         0.26           0.47            0.73        (0.26)            --           (0.26)


                                                                            Ratio          Ratio
                      Net                       Net                         of Net       of Expenses
                     Asset                    Assets,        Ratio       Investment     to Average
                     Value,                    End       of Expenses       Income       Net Assets    Portfolio
                      End         Total     of Period     to Average     to Average     (Excluding     Turnover
                  of Period      Return+      (000)       Net Assets     Net Assets      Waivers)       Rate
                  ----------    --------    ---------     -----------   -------------   -----------   ---------
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------
Institutional
2005*++             $ 9.83        (0.62)%    $183,846         0.70%         3.14%           0.70%       25.96%
2004                 10.21         3.49       182,912         0.68          2.95            0.68        76.88
2003                 10.41         5.89       171,560         0.69          3.55            0.69        47.26
2002                 10.35         6.75       154,782         0.73          4.39            0.73        44.70
2001(1)              10.13         1.50       102,501         1.00          4.10            1.28         2.65

Class A
2005*++             $ 9.84        (0.73)%    $  3,392         0.95%         2.89%           0.95%       25.96%
2004                 10.22         3.13         4,690         0.93          2.70            0.93        76.88
2003                 10.43         5.71         4,569         0.94          3.11            0.93        47.26
2002(5)              10.36         8.37           852         0.94          4.12            0.94        44.70

Class B
2005*++             $ 9.83        (1.10)%    $    897         1.70%         2.14%           1.70%       25.96%
2004                 10.21         2.37         1,053         1.68          1.95            1.68        76.88
2003                 10.42         4.81         1,245         1.69          2.39            1.69        47.26
2002(6)              10.36         4.97           334         1.69          3.21            1.69        44.70
------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------
Institutional
2005*++             $10.02         0.27%     $ 60,029         0.79%         3.06%           0.79%        5.06%
2004                 10.16         3.82        61,690         0.79          2.99            0.79         3.89
2003                 10.22         4.27        54,943         0.84          3.16            0.84        40.70
2002                 10.18         5.12        49,326         0.90          3.42            0.90        33.70
2001(1)              10.02         0.35        43,301         1.00          3.11            1.47         0.00

Class A
2005*++             $10.02         0.14%     $    725         1.04%         2.81%           1.04%        5.06%
2004                 10.16         3.56           691         1.04          2.74            1.04         3.89
2003                 10.22         3.99           680         1.09          2.88            1.09        40.70
2002(7)              10.18         7.65           461         1.17          3.09            1.17        33.70

 * For the six months ended April 30, 2005. All ratios for the period have been annualized.

**    Amount represents less than $0.01 per share.

 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.

(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.

(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.

(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.

(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.

(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.

(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION:

--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary


--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

      pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
APRIL 30, 2005 (UNAUDITED)

      in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

--------------------------------------------------------------------------------
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets. For the six months ended April 30, 2005, the Administrator was paid 0.07%, 0.08%, 0.07% and 0.09% of the average daily net assets of Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds, respectively.


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 12, 2002. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's average net assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's average net assets attributable to Class B and C Shares as compensation for distribution services and up to 0.25% of each Funds' average net assets attributable to Class B and Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                        CDSC
-------------                      -------
First                                  5%
Second                                 4%
Third                                  3%
Fourth                                 3%
Fifth                                  2%
Sixth                                  1%
Seventh and Following                None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

--------------------------------------------------------------------------------
The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund and is compensated by the Adviser. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:

                                                  INTERMEDIATE-
                          LARGE CAP    MID CAP        TERM         GEORGIA
                         CORE EQUITY    VALUE         BOND        MUNICIPAL
SHARE CLASS                 FUND         FUND         FUND          FUND
------------             -----------  ----------  -------------  ----------
Institutional Shares        1.00%       1.10%         1.00%         1.00%
Class A Shares              1.25%       1.35%         1.25%         1.25%
Class B Shares              2.00%       2.10%         2.00%           --
Class C Shares              2.00%       2.10%           --            --

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:

--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the period from November 1, 2004, through April 30, 2005, were as follows (000):

                                                  INTERMEDIATE-
                          LARGE CAP    MID CAP        TERM         GEORGIA
                         CORE EQUITY    VALUE         BOND        MUNICIPAL
                             FUND        FUND         FUND           FUND
                         -----------  ----------  -------------  ----------
Purchases:
   U.S. Government...... $        --  $       --  $      41,436  $       --
   Other................      45,022      29,046         12,697       3,253
Sales and Maturities:
   U.S. Government......          --          --         32,449          --
   Other................      67,840      28,284         13,711       2,957


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS:

--------------------------------------------------------------------------------
Share transactions for the Funds for the period from November 1, 2004, through April 30, 2005, were as follows (000):

                                                           INTERMEDIATE-
                                 LARGE CAP     MID CAP         TERM         GEORGIA
                                CORE EQUITY     VALUE          BOND        MUNICIPAL
                                   FUND          FUND          FUND           FUND
                                -----------   ----------   -------------   ----------
Institutional Class:
   Issued                             1,717        1,390           2,377          329
   Issued in Lieu of
     Cash Distributions                   9           64              26           --
   Redeemed                          (3,736)        (891)         (1,621)        (410)
                                -----------   ----------   -------------   ----------
   Net Institutional Class
     Transactions                    (2,010)         563             782          (81)
                                -----------   ----------   -------------   ----------
Class A:
   Issued                                89           47              58           11
   Issued in Lieu of
     Cash Distributions                   5           18              11            1
   Redeemed                            (317)         (75)           (183)          (7)
                                -----------   ----------   -------------   ----------
   Net Class A Transactions            (223)         (10)           (114)           5
                                -----------   ----------   -------------   ----------
Class B:
   Issued                                 3           41               2           --
   Issued in Lieu of
     Cash Distributions                   1           14               2           --
   Redeemed                             (22)         (11)            (16)          --
                                -----------   ----------   -------------   ----------
   Net Class B Transactions             (18)          44             (12)          --
                                -----------   ----------   -------------   ----------
Class C:
   Issued                                15           97              --           --
   Issued in Lieu of
     Cash Distributions                   1           17              --           --
   Redeemed                             (73)         (37)             --           --
                                -----------   ----------   -------------   ----------
   Net Class C Transactions             (57)          77              --           --
                                -----------   ----------   -------------   ----------
   Net Increase (Decrease)
     in Shares Outstanding
     from Share Transactions         (2,308)         674             656          (76)
                                ===========   ==========   =============   ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

8. FEDERAL TAX INFORMATION:

--------------------------------------------------------------------------------
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Share transactions for the Funds for the year ended October 31, 2004, were as follows (000):

                                                           INTERMEDIATE-
                                 LARGE CAP     MID CAP         TERM         GEORGIA
                                CORE EQUITY     VALUE          BOND        MUNICIPAL
                                   FUND          FUND          FUND           FUND
                                -----------   ----------   -------------   ----------

Institutional Class:
   Issued                             5,475        1,875           5,185        1,430
   Issued in Lieu of
     Cash Distributions                   9            3              37           --
   Redeemed                          (4,125)      (1,021)         (3,774)        (735)
                                -----------   ----------   -------------   ----------
   Net Institutional Class
     Transactions                     1,359          857           1,448          695
                                -----------   ----------   -------------   ----------
Class A:
   Issued                               312          187             181            4
   Issued in Lieu of
     Cash Distributions                   4            1              24            1
   Redeemed                             (93)         (34)           (184)          (4)
                                -----------   ----------   -------------   ----------
   Net Class A Transactions             223          154              21            1
                                -----------   ----------   -------------   ----------
Class B:
   Issued                                51           93              12           --
   Issued in Lieu of
     Cash Distributions                  --           --               4           --
   Redeemed                             (22)         (31)            (32)          --
                                -----------   ----------   -------------   ----------
   Net Class B Transactions              29           62             (16)          --
                                -----------   ----------   -------------   ----------
Class C:
   Issued                                86          194              --           --
   Issued in Lieu of
     Cash Distributions                  --           --              --           --
   Redeemed                            (124)         (77)             --           --
                                -----------   ----------   -------------   ----------
   Net Class C Transactions             (38)         117              --           --
                                -----------   ----------   -------------   ----------
   Net Increase in Shares
     Outstanding from
     Share Transactions               1,573        1,190           1,453          696
                                ===========   ==========   =============   ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. The differences are primarily due to GNMA paydowns and foreign currency gains or losses for tax purposes.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.


--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

The tax character of dividends and distributions declared during the last two fiscal years were as follows (000):

                                       ORDINARY    LONG-TERM          TAX
                                        INCOME    CAPITAL GAIN   EXEMPT INCOME     TOTAL
                                       --------   ------------   -------------   ---------

Large Cap Core Equity Fund      2004     $1,525         $   --        $     --       $1,525
                                2003      1,431             --              --        1,431
Mid Cap Value Fund              2004        144             --              --          144
                                2003        290             --              --          290
Intermediate-Term Bond Fund     2004      6,026          3,743              --        9,769
                                2003      7,062          1,306              --        8,368
Georgia Municipal Bond Fund     2004        159            601           1,777        2,537
                                2003        131            191           1,591        1,913

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

                                                                           CAPITAL LOSS
                             UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED   CARRYFORWARDS                     OTHER         TOTAL
                               TAX-EXEMPT      ORDINARY      LONG-TERM       EXPIRING       UNREALIZED     TEMPORARY   DISTRIBUTABLE
                                 INCOME         INCOME      CAPITAL GAIN     10/31/11      APPRECIATION   DIFFERENCES    EARNINGS
                             -------------  -------------  -------------   -------------  --------------  -----------  -------------
Large Cap Core Equity Fund            $ --           $130         $   --         $(9,991)        $13,937        $(345)        $3,731
Mid Cap Value Fund                      --            438          3,735              --          14,342          (11)        18,504
Intermediate-Term Bond Fund             --            769          2,706              --           2,736         (486)         5,725
Georgia Municipal Bond Fund            165              2             82              --           2,717         (163)         2,803

For Federal income tax purposes, capital carryforwards represent realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

For the year ended October 31, 2004, the Large Cap Core Equity Fund and the Mid Cap Value Fund utilized (000) $5,761 and $2,021, respectively, of capital loss carryforwards.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation at April 30, 2005, for each Fund is as follows (000):

                                                      AGGREGATE GROSS      AGGREGATE GROSS       NET UNREALIZED
                                                        UNREALIZED            UNREALIZED          APPRECIATION
                                FEDERAL TAX COST       APPRECIATION          DEPRECIATION        (DEPRECIATION)
                                ----------------      ---------------      ----------------      --------------

Large Cap Core Equity Fund              $195,914              $31,120              $(11,669)            $19,451
Mid Cap Value Fund                        82,616               17,520                (4,302)             13,218
Intermediate-Term Bond Fund              188,800                  933                (2,242)             (1,309)
Georgia Municipal Bond Fund               59,242                1,994                  (106)              1,888


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------
At April 30, 2005, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

                                  NO. OF           %
                               SHAREHOLDERS    OWNERSHIP
                               ------------    ---------
Large Cap Core Fund
   Institutional Shares             1             93%
   Class A Shares                   2             26%
Mid Cap Value Fund
   Institutional Shares             2             87%
   Class A Shares                   1             30%
Intermediate-Term Bond Fund
   Institutional Shares             1             95%
   Class A Shares                   2             26%
Georgia Municipal Bond Fund
   Institutional Shares             1            100%
   Class A Shares                   3             68%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
28

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [Graphic Omitted]

Disclosure of Fund Expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Funds' costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Funds' gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Funds' costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds' comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Disclosure of Fund Expenses (UNAUDITED) (CONCLUDED)

                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                              10/31/04      04/30/04      RATIOS      PERIOD*
------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares           $1,000.00    $1,025.20      0.84%         $4.22
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,020.63      0.84           4.21
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,024.00      1.09           5.47
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,019.39      1.09           5.46
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00     1,019.70      1.84           9.21
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,015.67      1.84           9.20
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                  1,000.00     1,019.70      1.84           9.21
HYPOTHETICAL 5% RETURN
Class C Shares                  1,000.00     1,015.67      1.84           9.20
------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares           $1,000.00   $   993.80      0.70%         $3.46
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,021.32      0.70           3.51
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00       992.70      0.95           4.69
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,020.08      0.95           4.76
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00       989.00      1.70           8.38
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,016.36      1.70           8.50
------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).


                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                              10/31/04      04/30/04      RATIOS      PERIOD*
------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares           $1,000.00   $ 1,088.60      1.10%         $5.70
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,019.34      1.10           5.51
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,087.40      1.35           6.99
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,018.10      1.35           6.76
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00     1,083.20      2.10          10.85
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,014.38      2.10          10.49
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                  1,000.00     1,083.90      2.10          10.85
HYPOTHETICAL 5% RETURN
Class C Shares                  1,000.00     1,014.43      2.10          10.49
------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares           $1,000.00   $ 1,002.70      0.79%         $3.92
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,020.88      0.79           3.96
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,001.40      1.04           5.16
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,019.64      1.04           5.21
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30

NOTES

NOTES

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

THE SYNOVUS FUNDS:
Synovus Large Cap Core Equity Fund
Synovus Mid Cap Value Fund
Synovus Intermediate-Term Bond Fund
Synovus Georgia Municipal Bond Fund

ADVISER:
Synovus Investment Advisors, Inc.
P.O. Box 120
Columbus, GA 31902-0120

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP

--------------------------------------------------------------------------------
SNV-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.